Convertible Notes Payables (Details) - USD ($)					1 Months Ended	12 Months Ended
	Nov. 12, 2025	Sep. 03, 2025	Jun. 20, 2025	Jan. 10, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 01, 2025	Aug. 29, 2025	Dec. 31, 2024	Jul. 31, 2024	Jun. 16, 2024
Convertible Notes Payables [Line Items]
Number of shares issued (in Shares)						11,450,000
Maturity date						Oct. 31, 2025
August SPA Warrants [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)								215,299
Warrant [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)		150,709
Exercise price (in Dollars per share)						$ 16.88
First Warrant [Member]
Convertible Notes Payables [Line Items]
Original issue discount rate		8.00%
Aggregate purchase price		$ 3,500,000
Second Warran [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)	64,590
June 2025 Notes [Member]
Convertible Notes Payables [Line Items]
Redemption premium percentage					40.00%	20.00%
July 2025 Notes [Member]
Convertible Notes Payables [Line Items]
Conversion rate (in Dollars per share)					$ 30
Aggregate amount					$ 400,000
Redemption premium percentage					20.00%
The June and July 2025 Notes [Member]
Convertible Notes Payables [Line Items]
Convertible notes					$ 2,614,318
Conversion rate (in Dollars per share)					$ 17.69
Number of shares converted (in Shares)					237,104
Aggregate amount					$ 0
The PC4 Convertible Note [Member]
Convertible Notes Payables [Line Items]
Interest expense						$ 35,452
Aggregate amount						$ 770,000
Carries an interest rate						18%
Plus interest repayable					$ 100,000
Repaid amount						$ 770,000
Due amount						0
Senior Convertible Notes [Member]
Convertible Notes Payables [Line Items]
Convertible notes						917,016
Fixed interest rate		12.00%
Interest expense						116,736
Principal amount	$ 1,630,435					4,577,763		$ 5,434,783
Original issue discount rate	8.00%
Aggregate purchase price	$ 1,500,000
Bear interest rate		7.00%
Fair value of convertible note						3,468,563
Unamortized debt issuance cost						434,783
Interest amount						59,996
Unpaid interest included in accrued expenses and other current liabilities						$ 56,740
First Note [Member]
Convertible Notes Payables [Line Items]
Principal amount		$ 3,804,348
August Note SPA [Member]
Convertible Notes Payables [Line Items]
Number of shares issued (in Shares)						1,000,000
August Note SPA [Member] | Warrant [Member]
Convertible Notes Payables [Line Items]
Purchase of warrants (in Shares)						215,299
Letter Agreement [Member]
Convertible Notes Payables [Line Items]
Aggregate amount							$ 1,017,663
Conversion price percentage	93.00%
Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Convertible notes											$ 2,500,000
Redeemable notes										$ 350,000
Conversion rate (in Dollars per share)				$ 0.4
Number of shares issued (in Shares)			6,182,122
Number of shares converted (in Shares)			555,781
Interest expense			$ 766,585
Aggregate amount						$ 0			$ 2,472,848
Convertible Notes Payable [Member] | The PC4 Convertible Note [Member]
Convertible Notes Payables [Line Items]
Carries an interest rate						12%
Class A Ordinary Shares [Member]
Convertible Notes Payables [Line Items]
Number of shares issued (in Shares)						11,450,000
Class A Ordinary Shares [Member] | The June and July 2025 Notes [Member]
Convertible Notes Payables [Line Items]
Number of shares converted (in Shares)					237,104
Class A Ordinary Shares [Member] | Senior Convertible Notes [Member]
Convertible Notes Payables [Line Items]
Conversion rate (in Dollars per share)						$ 13.51
Number of shares converted (in Shares)						321,189
Principal amount						$ 857,020
Minimum [Member]
Convertible Notes Payables [Line Items]
Percentage of discount rate for investments						20.00%
Minimum [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Fixed interest rate				15.00%
Maximum [Member]
Convertible Notes Payables [Line Items]
Percentage of discount rate for investments						40.00%
Maximum [Member] | Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Fixed interest rate				30.00%